UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Investment Grade Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/04

ITEM 1. SCHEDULE OF INVESTMENTS

Seligman Investment Grade Fixed Income Fund, Inc.
Schedule of Investments (unaudited)
December 31, 2004

	Principal Amount	Value
US Government and Government Agency Securities 46.3%
US Government Securities 25.1%
US Treasury Bond 5.375%, 2/15/2031	$2,600,000	$ 2,812,266
US Treasury Notes:
2.625%, 11/15/2006	1,270,000	1,261,021
3%, 11/15/2007	600,000	596,485
3.125%, 10/15/2008	585,000	578,945
3.125%, 4/15/2009	720,000	709,313
3.50%, 11/15/2009	370,000	368,381
5%, 8/15/2011	305,000	324,789
4.25%, 11/15/2014	965,000	967,828
Total US Government Securities		7,619,028

Government Agency Securities 5.4%
Federal Home Loan Mortgage ("Freddie Mac")Ø:
4.75%, 10/11/2012	210,000	210,076
4.65%, 10/10/2013	695,000	692,368
Federal National Mortgage Association ("Fannie Mae")Ø:
2.81%, 9/28/2006	745,000	739,302
2.5%, 7/16/2007	5,000	4,897
Total Government Agency Securities		1,646,643

Government Agency Mortgage-Backed Securities†Ø 15.8%
Freddie Mac Gold:
4.5%, 11/1/2007	256,909	258,973
5.5%, 6/1/2018	121,841	125,992
5.5%, 4/1/2033	525,423	534,423
4.5%, 8/1/2033	1,638,075	1,585,378
5%, 8/1/2033	148,798	148,122
Fannie Mae:
7%, 1/1/2008	52,405	55,029
7%, 2/1/2012	23,861	25,056
6.5%, 5/1/2017	71,559	75,918
5.5%, 2/1/2018	151,924	157,190
7%, 1/1/2032	82,072	87,029
7%, 5/1/2032	181,206	192,151
5.5%, 8/1/2033	257,643	261,866
5%, 5/1/2034	1,280,482	1,271,511
Total Government Agency Mortgage-Backed Securities		4,778,638
Total US Government and Government Agency Securities		14,044,309

Corporate Bonds 22.8%
Automobiles 1.1%
General Motors 7.125%, 7/15/2013	315,000	322,861

Beverages 0.2%
Anheuser-Busch 4.625%, 2/1/2015	55,000	54,736

Capital Markets 1.9%
Goldman Sachs Capital 6.345%, 2/15/2034	55,000	57,466
Goldman Sachs Group 5%, 10/1/2014	125,000	125,062
Lehman Brothers Holdings 2.35%, 11/10/2009	155,000	155,378
Morgan Stanley 4%, 1/15/2010	255,000	252,388
		590,294
Chemicals 1.2%
E.I. du Pont de Nemours 4.875%, 4/30/2014	345,000	352,758

Commercial Banks 2.2%
Bank One 5.9%, 11/15/2011	235,000	253,154
KeyBank 5%, 7/17/2007	205,000	212,856
SunTrust Banks 4.25%, 10/15/2009	200,000	200,927
		666,937
Commercial Services and Supplies 0.4%
International Lease Finance 6.375%, 3/15/2009	100,000	108,400

Computers and Peripherals 0.6%
International Business Machines 8.375%, 11/1/2019	145,000	190,448

Consumer Finance 5.1%
Capital One Bank 5.75%, 9/15/2010	220,000	233,661
Ford Motor Credit 7%, 10/1/2013	370,000	392,892
General Electric Capital 2.75%, 9/15/2014	360,000	361,034
General Motors Acceptance 2.97%, 1/16/2007	385,000	381,091
SLM 4%, 1/15/2009	165,000	165,072
		1,533,750
Diversified Financial Services 1.1%
CIT Group 4.75%, 12/15/2010	190,000	193,315
Citigroup 2.59%, 6/9/2009	150,000	150,416
		343,731
Diversified Telecommunication Services 1.0%
BellSouth 2.415%, 11/15/2007	100,000	100,019
BellSouth 6%, 11/15/2034	35,000	35,590
SBC Communications 5.1%, 9/15/2014	155,000	156,738
		292,347
Food and Staples Retailing 1.0%
Safeway 5.625%, 8/15/2014	295,000	304,932

Health Care Providers and Services 0.5%
UnitedHealth Group 3.3%, 1/30/2008	160,000	157,646

Household Durables 0.4%
Fortune Brands 2.875%, 12/1/2006	135,000	133,796

Household Products 0.8%
Procter & Gamble 6.875%, 9/15/2009	205,000	230,916

Media 0.8%
Time Warner 9.15%, 2/1/2023	135,000	181,350
Time Warner 7.625%, 4/15/2031	50,000	60,678
		242,028
Multi-Utilities and Unregulated Power 2.7%
Alabama Power 2.571%, 8/25/2009	165,000	165,202
Carolina Power & Light 5.95%, 3/1/2009	245,000	262,025
Duke Energy 5.3%, 10/1/2015	175,000	180,011
Kinder Morgan Energy Partners 7.3%, 8/15/2033	190,000	220,803
		828,041
Thrifts and Mortgage Finance 1.0%
Countrywide Home Loans 2.54%, 11/16/2007	120,000	120,009
Washington Mutual 4.2%, 1/15/2010	175,000	174,506
		294,515
Wireless Telecommunication Services 0.8%
Verizon Global Funding 7.75%, 12/1/2030	50,000	62,361
Verizon Wireless Capital 5.375%, 12/15/2006	180,000	186,531
		248,892
Total Corporate Bonds		6,897,028

Short Term Holdings 30.0%
Government Agency Securitiesø 26.8%
Freddie Mac 2.21%, 1/19/2005	8,120,000	8,111,027

Repurchase Agreement 3.2%
State Street Bank & Trust 1.4%, dated 12/31/2004, maturing 1/3/2005, collateralized by: $1,015,000 US Treasury Note, 2.625%, 11/15/2006, with a fair market value of $1,009,925	977,000	977,000
Total Short Term Holdings		9,088,027

Total Investments 99.1%		30,029,364
Other Assets Less Liabilities 0.9%		262,557
Net Assets 100.0%		$30,291,921

______________
†
Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.

The cost of investments for federal income tax purposes was $29,971,651. The tax basis gross appreciation and depreciation of portfolio securities were $180,550 and $122,837, respectively.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 25, 2005

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.